Stockholder's Deficit - Schedule of Balance of Stockholder's Equity (Details) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Common stock, net of issuance costs	$ 6,033	$ 23,762
Issuance of common stock for acquisition costs	$ 5,580